Schedule II: Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule II: Valuation and Qualifying Accounts

MANITOWOC FOODSERVICE, INC

AND SUBSIDIARIES

Schedule II: Valuation and Qualifying Accounts

For The Years Ended December 31, 2015, 2014 and 2013

(dollars in millions)

(in millions)	Balance at Beginning of Year	Charge to Costs and Expenses	Utilization of Reserve	Other, Primarily Impact of Foreign Exchange Rates	Balance at end of Year
Year End December 31, 2013
Allowance for doubtful accounts	$3.3	$1.7	$(1.9)	$—	$3.1
Deferred tax valuation allowance	85.9	(5.4)	(0.2)	(0.1)	80.2
Year End December 31, 2014
Allowance for doubtful accounts	3.1	4.2	(3.2)	(0.2)	3.9
Deferred tax valuation allowance	80.2	$36.3	$(0.4)	$(3.0)	113.1
Year End December 31, 2015
Allowance for doubtful accounts	3.9	2.5	(2.2)	(0.2)	4.0
Deferred tax valuation allowance	113.1	(0.5)	(28.2)	(4.3)	80.1